Finance Costs - Summarizes the Company's Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Costs [abstract]
Accrued interest on loan from former parent	$ 301	$ 3,591	$ 2,359
Other	47	448	292
Finance costs	$ 348	$ 4,039	$ 2,651